INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials and consumables	$ 10,053	$ 12,094
Work-in-progress	4,498	3,948
Finished goods	5,382	6,461
Total inventories	$ 19,933	$ 22,503